LEASES	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Leases
LEASES

6. LEASES

Operating Leases

The Company previously leased a corporate office and manufacturing facility in Princeton, New Jersey under an operating lease that was set to expire in November 2025. On March 26, 2021, the Company entered into a Lease Termination and Surrender Agreement with respect to this lease agreement. The Lease Termination and Surrender Agreement provides for the early termination of the lease, which became effective on March 31, 2021. In connection with the early termination of the lease, the Company was required to pay a $1,000,000 termination payment. The unapplied security deposit totaling approximately $182,000 was credited against the termination fee for a net payment of approximately $818,000. The Company wrote off of the remaining right-of-use asset of approximately $4,512,000 and lease liability of approximately $5,628,000. After consideration of the termination payment and write off of the remaining right-of-use asset and lease liability, the Company recorded a net gain of approximately $116,000.

On March 25, 2021, the Company entered into a new one-year lease agreement for its corporate office/lab with base rent of approximately $29,000 per year, plus other expenses. This lease was accounted for as a short-term lease at inception, and the Company elected not to recognize a right-of-use asset and lease liability. In September 2021, the Company exercised its option to renew the lease, extending the lease term until March 25, 2023. Since the renewed lease term exceeded one-year, the lease no longer qualified for the short-term lease exception, resulting in the recognition of a right-of-use asset and operating lease liability of approximately $43,000.

Supplemental balance sheet information related to leases was as follows (in thousands):

	April 30, 2022	October 31, 2021
Operating leases:
Operating lease right-of-use assets	$26	$40

Operating lease liability	$27	$28
Operating lease liability, net of current portion	-	12
Total operating lease liabilities	$27	$40

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended April 30, 2022	For the Six Months Ended April 30, 2022
Operating lease cost	General and administrative	$7	$15
Variable lease cost	General and administrative	10	19
Total lease expense		$17	$34

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended April 30, 2021	For the Six Months Ended April 30, 2021
Operating lease cost	General and administrative	$1,011	$1,301
Short-term lease cost	General and administrative	16	16
Variable lease cost	General and administrative	61	159
Total lease expense		$1,088	$1,476

Other information related to leases where the Company is the lessee is as follows:

	April 30, 2022	October 31, 2021
Weighted-average remaining lease term	0.9 years	1.4 years
Weighted-average discount rate	3.79%	3.79%

Supplemental cash flow information related to operating leases was as follows:

	For the Six Months Ended April 30, 2022	For the Six Months Ended April 30, 2021
Cash paid for operating lease liabilities	$14	$1,363

Future minimum lease payments under non-cancellable leases as of April 30, 2022 were as follows:

Fiscal Year ending October 31,
2022 (Remaining)	$15
2023	13
Total minimum lease payments	28
Less: Imputed interest	(1)
Total	$27

12. LEASES

Operating Leases

The Company leased its corporate office and manufacturing facility in Princeton, New Jersey under an operating lease that was set to expire in November 2025. The Company had the option to renew the lease term for two additional five-year terms. The renewal periods were not included the lease term for purposes of determining the lease liability or right-of-use asset. The Company provided a security deposit of approximately $182,000, which was recorded as other assets in the consolidated balance sheet as of October 31, 2020.

The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities:

●	As the Company does not have sufficient insight to determine an implicit rate, the Company estimated the incremental borrowing rate in calculating the present value of the lease payments. The Company utilized a synthetic credit rating model to determine a benchmark for its incremental borrowing rate for its leases. The benchmark rate was adjusted to arrive at an appropriate discount rate for the lease.

●	Since the Company elected to account for each lease component and its associated non-lease components as a single combined component, all contract consideration was allocated to the combined lease component.

●	Renewal option periods have not been included in the determination of the lease terms as they are not deemed reasonably certain of exercise.

●	Variable lease payments, such as common area maintenance, real estate taxes, and property insurance are not included in the determination of the lease’s right-of-use asset or lease liability.

On March 26, 2021, the Company entered into a Lease Termination and Surrender Agreement with respect to this lease agreement. The Lease Termination and Surrender Agreement provides for the early termination of the lease, which became effective on March 31, 2021. In connection with the early termination of the lease, the Company was required to pay a $1,000,000 termination payment. The unapplied security deposit totaling approximately $182,000 was credited against the termination fee for a net payment of approximately $818,000. The Company wrote off of the remaining right-of-use asset of approximately $4.5 million and lease liability of approximately $5.6 million. After consideration of the termination payment and write off of remaining right-of-use asset and lease liability, the Company recorded a net gain of approximately $0.1 million.

On March 25, 2021, the Company entered into a new lease agreement for its corporate office/lab with base rent of approximately $29,000 per year, plus other expenses. The lease expires on March 25, 2022 and the Company has the option to renew the lease for one additional successive one-year term upon six months written notice to the landlord. This new lease was accounted for as a short-term lease at inception, and the Company elected not to recognize a right-of-use asset and lease liability. In September 2021, the Company exercised its option to renew the lease, extending the lease term until March 25, 2023. Since the renewed lease term exceeds one-year, the lease no longer qualifies for the short-term lease exception, resulting in the recognition of a right-of-use asset and operating lease liability of approximately $43,000.

Supplemental balance sheet information related to leases as of October 31 was as follows (in thousands):

	October 31, 2021	October 31, 2020
Operating leases:
Operating lease right-of-use assets	$40	$4,839

Operating lease liability	$28	$962
Operating lease liability, net of current portion	12	5,055
Total operating lease liabilities	$40	$6,017

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
Operating lease cost	General and administrative	$1,302	$1,158
Short-term lease cost	General and administrative	14	320
Variable lease cost	General and administrative	180	547
Total lease expense		$1,496	$2,025

Other information related to leases where the Company is the lessee is as follows:

	October 31, 2021	October 31, 2020
Weighted-average remaining lease term	1.4 years	5.1 years
Weighted-average discount rate	3.79%	6.5%

Supplemental cash flow information related to operating leases was as follows:

	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
Cash paid for operating lease liabilities	$547	$1,233

Future minimum lease payments under non-cancellable leases as of October 31, 2021 were as follows:

Fiscal Year ending October 31,
2022	$29
2023	12
Total minimum lease payments	41
Less: Imputed interest	(1)
Total	$40